Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 18,710	$ 29,197
Non-current provisions	17,017	27,563
Total provisions	35,727	56,760
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,764	19,699
Non-current provisions	14,645	25,467
Total provisions	25,409	45,166
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	4,195	5,748
Non-current provisions	47	83
Total provisions	4,242	5,831
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,751	3,750
Non-current provisions	2,325	2,013
Total provisions	$ 6,076	$ 5,763